February 9, 2005

Securities and Exchange Commission
Washington, D.C.  20549

Gentlemen:

  Enclosed please find the Form 10-Q for the period ended December 31, 2004.

  If you have any questions regarding this filing, please contact me at (315) 438-4758.

Sincerely,

Richard Jones
Chief Financial Officer